Consolidated Segment Data (Details) - Schedule of Total liabilities by Segment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Total liabilities by segment [Abstract]
Total liabilities	$ 39,091,609	$ 42,034,672
Secured logistics [Member]
Schedule of Total liabilities by segment [Abstract]
Total liabilities	12,850,116	28,789,053
Information security [Member]
Schedule of Total liabilities by segment [Abstract]
Total liabilities	143,919	238,229
Robotics AI solutions [Member]
Schedule of Total liabilities by segment [Abstract]
Total liabilities	4,477,486	4,580,740
General security solutions [Member]
Schedule of Total liabilities by segment [Abstract]
Total liabilities	1,425,037	1,661,469
Corporate and others [Member]
Schedule of Total liabilities by segment [Abstract]
Total liabilities	$ 20,195,051	$ 6,765,181